Concentrations (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013 Hospital	Dec. 31, 2012 Hospital	Sep. 30, 2013 Sales Revenue, Net [Member] Customer [Member] Customer	Dec. 31, 2012 Sales Revenue, Net [Member] Customer [Member] Customer	Dec. 31, 2011 Sales Revenue, Net [Member] Customer [Member] Customer	Sep. 30, 2013 Accounts Payable [Member] Vendor [Member] Vendor	Dec. 31, 2012 Accounts Payable [Member] Vendor [Member] Vendor	Dec. 31, 2011 Accounts Payable [Member] Vendor [Member] Vendor	Sep. 30, 2013 Accounts Receivable [Member] Customer [Member] Customer	Dec. 31, 2012 Accounts Receivable [Member] Customer [Member] Customer	Dec. 31, 2011 Accounts Receivable [Member] Customer [Member] Vendor
Concentrations (Textual)
Number of major customer			4	2	2				4	4
Number of major vendors						4	3	3		1	3
Concentration risk, percentage				89.00%	32.00%	42.00%	68.00%	68.00%	55.00%	62.00%	60.00%
Number of hospitals	6	13
Percentage of sales generated by 13 hospitals	52.00%	89.00%